Other Financial Liabilities - Current - Summary of Other Current Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Categories of current financial liabilities [abstract]
Liability towards vehicles sold under repurchase arrangements	$ 592.5	₨ 44,833.8	₨ 42,436.5
Interest accrued but not due	169.9	12,855.3	10,595.8
Lease liabilities	107.6	8,141.8	173.0
Derivative financial instruments	565.7	42,805.9	47,425.3
Unclaimed matured fixed deposits	0.1	6.0	73.4
Others	55.6	4,210.4	2,965.2
Total	$ 1,491.4	₨ 112,853.2	₨ 103,669.2